Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
As the agreement to contribute European Run-off to a joint venture was entered into prior to December 31, 2019, the assets and liabilities of European Run-off were presented on the company's consolidated balance sheet at December 31, 2019 in assets held for sale and liabilities associated with assets held for sale as follows:

	December 31, 2019
	European Run-off	Intercompany reinsurance(1)	Consolidation adjustments(1)	As presented on the consolidated balance sheet
Assets held for sale:
Insurance contract receivables	53.1	8.2	—	61.3
Portfolio investments(2)	2,688.7	—	(313.4)	2,375.3
Deferred premium acquisition costs	1.9	(0.2)	—	1.7
Recoverable from reinsurers	642.0	(382.0)	—	260.0
Deferred income taxes	2.2	—	—	2.2
Other assets	351.2	—	(266.1)	85.1
	3,739.1	(374.0)	(579.5)	2,785.6
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	77.6	—	(10.5)	67.1
Derivative obligations	2.0	—	—	2.0
Insurance contract payables	49.5	(11.7)	—	37.8
Insurance contract liabilities	2,340.7	(503.9)	—	1,836.8
Borrowings - insurance and reinsurance companies	91.4	—	—	91.4
	2,561.2	(515.6)	(10.5)	2,035.1
(1)    Primarily reflects reinsurance with Wentworth and investments in Fairfax subsidiaries.
(2)    Includes cash and cash equivalents of $283.7. See note 27.